Fees Summary	Jun. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,304,000
Previously Paid Amount	0.00
Total Fee Amount	3,908.78
Total Offset Amount	0.00
Net Fee	3,908.78
Narrative - Max Aggregate Offering Price	$ 28,304,000
Final Prospectus	true